Net Revenue from Sale and Services - Net Revenue from Sales and Services (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenue from sale and services details [abstract]
Gross revenue from sale	R$ 94,296,759	R$ 94,693,178	R$ 82,121,646
Gross revenue from services	869,084	750,791	728,590
Sales taxes	(4,031,295)	(3,027,597)	(2,237,203)
Discounts and sales returns	(1,494,814)	(1,342,799)	(927,557)
Amortization of contractual assets with customers (see Note 11)	(355,250)	(371,825)	(463,049)
Deferred revenue (see Note 23)	13,491	(3,765)	7,587
Net revenue from sales and services	R$ 89,297,975	R$ 90,697,983	R$ 79,230,014